Deferred Revenue - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands, shares in Millions				1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Feb. 28, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Dec. 20, 2016 EUR (€) $ / shares	Jan. 31, 2017 USD ($)	Jun. 30, 2019 EUR (€) shares	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 EUR (€)	Dec. 20, 2016 USD ($)
Disclosure of deferred income [line items]
Total deferred revenue					€ 106,874			€ 106,874					€ 114,609
Aggregate purchase price								1		€ 44,731
Revenue recognized					100			200
Upfront and Milestone Payments [member]
Disclosure of deferred income [line items]
Revenue recognized					200			500
Incyte Corporation [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment receivable					€ 112,000			€ 112,000				$ 120,000
Common shares issued | shares					3.2			3.2				3.2
Purchase price per share | $ / shares									$ 25.00
Aggregate purchase price | $				$ 80,000
Non-refundable upfront payment	€ 112,000	$ 120,000
Incyte collaboration agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue					€ 104,700			€ 104,700					112,600
Non-refundable upfront payment								112,000	$ 120,000
Consideration from the issuance and sale of common shares								143,400	152,600
Simcere collaboration and license agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue					1,600			1,600					€ 2,100
Non-refundable upfront payment								2,300	2,750
Milestone payments								600	800
Betta collaboration and license agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue					€ 600			600
ONO Research and License Agreement [member]
Disclosure of deferred income [line items]
Performance obligation recognized as revenue | $											$ 1,200
Paid for full time equivalent funding								200
Compensate for research service								300
ONO Research and License Agreement [member] | Deferred revenue [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment								700
Incyte share subscription agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue			€ 31,400											$ 32,600
Purchase price per common share | $ / shares			€ 25.00
Consideration from the issuance and sale of common shares								31,400	32,600
Betta Pharmaceuticals Co Ltd [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment						€ 900	$ 1,000
Milestone payments						€ 10,500	$ 12,000	€ 10,500	$ 12,000